Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2018
Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.
Significant unobservable inputs	Forecast annual revenue growth rate : 15% - 137% (March 31, 2017: 22% - 183%) Forecast EBITDA margin: (31%) - 17% (March 31, 2017: (18%) - 39%) Risk adjusted discount rate: 17.0% (March 31, 2017: 19.0%)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : - the annual revenue growth rate were higher (lower) - the EBITDA margin were higher (lower) - the risk adjusted discount rate were lower (higher)
Receivable from Related Party [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Binomial Lattice Model and Discounted Cash Flow method: The valuation model considers the discount rate, expected term, volatility, and equity value.
Significant unobservable inputs	Risk free rate: 2.5% (March 31, 2017: 1.9%) Volatility : 35.60% (March 31, 2017: 41.40%) Equity value: USD 72,720 (March 31, 2017: USD 71,500)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : • the volatility were lower (higher) • the equity value were higher (lower)